DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Direct Operating Costs [Abstract]
Operations, maintenance and administration	$ (730)	$ (741)	$ (792)
Water royalties, property taxes and other	(192)	(186)	(163)
Fuel and power purchases	(348)	(316)	(294)
Energy marketing & other services	(4)	(20)	(24)
Direct operating costs, net	$ (1,274)	$ (1,263)	$ (1,273)